Revision of Period Period Amounts	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Revision of Prior Period Amounts

NOTE 19 REVISIONS OF CURRENT AND PRIOR PERIOD AMOUNTS

During the third quarter of 2011, U.S. Cellular discovered certain errors related to accounting for asset retirement obligations and asset retirement costs. These errors resulted in the overstatement of Total operating expenses, Property, plant and equipment, net and Other deferred liabilities and credits in 2010, 2009 and 2008. In accordance with SEC Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), U.S. Cellular evaluated these errors and determined that they were immaterial to each of the reporting periods affected and, therefore, amendments of previously filed reports were not required. However, if the adjustments to correct the cumulative errors had been recorded in the third quarter 2011, U.S. Cellular believes the impact would have been significant to the third quarter results and would have impacted comparisons to prior periods. SAB 108 provides that correcting prior year financial statements for immaterial errors does not require previously filed reports to be amended and that such corrections may be made the next time a registrant files the prior year financial statements. Although SAB 108 would permit U.S. Cellular to correct the foregoing errors the next time it files its prior year financial statements, U.S. Cellular determined to voluntarily file this Form 8-K to reflect the corrections to such prior year financial information at this time. Accordingly, U.S. Cellular is filing this Form 8-K to revise its Consolidated Statement of Operations, Statement of Changes in Equity, Statement of Cash Flows for the years ended December 31, 2010, 2009 and 2008, and the Consolidated Balance Sheet as of December 31, 2010 and 2009 for these immaterial amounts. The Consolidated Statement of Changes in Equity at December 31, 2007 was revised to reflect the cumulative effect of these adjustments which resulted in a decrease to Retained earnings of $3.3 million.

The following tables provide information regarding the impact of these revisions on selected consolidated financial data:

Year Ended or at December 31, 2010	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Depreciation, amortization and accretion	$577,054	$(6,099)	$570,955
Total operating expenses	3,982,307	(6,099)	3,976,208
Operating income	195,374	6,099	201,473
Income tax expense	79,609	2,349	81,958
Net income	155,408	3,750	159,158
Net income attributable to U.S. Cellular shareholders	132,324	3,750	136,074
Basic earnings per share attributable
to U.S. Cellular shareholders	1.54	0.04	1.58
Diluted earnings per share attributable
to U.S. Cellular shareholders	1.53	0.04	1.57
Property, plant and equipment, net	2,615,072	(40,550)	2,574,522
Total assets	5,933,610	(40,550)	5,893,060
Net deferred income tax liability	579,769	3,675	583,444
Other deferred liabilities and credits	284,949	(50,094)	234,855
Retained earnings	2,129,638	5,869	2,135,507

Year Ended or at December 31, 2009	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Depreciation, amortization and accretion	$569,514	$(4,579)	$564,935
Total operating expenses	3,892,934	(4,579)	3,888,355
Operating income	320,946	4,579	325,525
Income tax expense	116,086	1,764	117,850
Net income	228,500	2,815	231,315
Net income attributable to U.S. Cellular shareholders	206,732	2,815	209,547
Basic earnings per share attributable
to U.S. Cellular shareholders	2.38	0.03	2.41
Diluted earnings per share attributable
to U.S. Cellular shareholders	2.37	0.03	2.40
Property, plant and equipment, net	2,601,338	(40,478)	2,560,860
Total assets	5,748,746	(40,478)	5,708,268
Net deferred income tax liability	513,994	1,326	515,320
Other deferred liabilities and credits	262,412	(43,923)	218,489
Retained earnings	2,013,633	2,119	2,015,752

Year Ended or at December 31, 2008	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Depreciation, amortization and accretion	$576,821	$(4,172)	$572,649
Total operating expenses	4,213,944	(4,172)	4,209,772
Operating income	28,610	4,172	32,782
Income tax expense	7,460	1,607	9,067
Net income	58,223	2,565	60,788
Net income attributable to U.S. Cellular shareholders	33,140	2,565	35,705
Basic earnings per share attributable
to U.S. Cellular shareholders	0.38	0.03	0.41
Diluted earnings per share attributable
to U.S. Cellular shareholders	0.38	0.03	0.41
Property, plant and equipment, net	2,620,225	(33,120)	2,587,105
Total assets	5,584,202	(33,120)	5,551,082
Net deferred income tax liability	478,049	(438)	477,611
Other deferred liabilities and credits	235,224	(31,986)	203,238
Retained earnings	1,822,073	(696)	1,821,377

  In Annual Report on Form 10-K for the year ended December 31, 2010, filed on February 25, 2011.